Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000000586 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[1]
C000000586 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
C000000586 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
C000000586 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
C000000586 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[1]
C000000586 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[1]
C000000586 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
C000000586 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[1]
C000000586 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
C000000586 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000586 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000000586 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000586 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000586 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000586 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000588 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[2]
C000000588 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[2]
C000000588 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[2]
C000000588 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[2]
C000000588 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[2]
C000000588 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[2]
C000000588 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[2]
C000000588 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[2]
C000000588 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[2]
C000000588 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000000588 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000000588 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000588 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000588 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000588 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000071210 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[3]
C000071210 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[3]
C000071210 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[3]
C000071210 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[3]
C000071210 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[3]
C000071210 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[3]
C000071210 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[3]
C000071210 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[3]
C000071210 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000071210 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000071210 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000071210 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071210 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071210 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000589 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[4]
C000000589 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[4]
C000000589 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[4]
C000000589 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[4]
C000000589 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[4]
C000000589 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000000589 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[4]
C000000589 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[4]
C000000589 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[4]
C000000589 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000000589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000000589 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000589 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000589 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000023117 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[5]
C000023117 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[5]
C000023117 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[5]
C000023117 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[5]
C000023117 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000023117 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[5]
C000023117 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[5]
C000023117 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[5]
C000023117 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[5]
C000023117 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000023117 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000023117 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023117 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023117 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023117 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120675 [Member] | iShares 0 5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[6]
C000120675 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[6]
C000120675 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[6]
C000120675 [Member] | Carriage Services Inc 4 25 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[6]
C000120675 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[6]
C000120675 [Member] | Service Properties Trust 4 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[6]
C000120675 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[6]
C000120675 [Member] | Dun And Bradstreet Corp The 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[6]
C000120675 [Member] | NESCO Holdings II Inc 5 50 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[6]
C000120675 [Member] | Lithia Motors Inc 4 38 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000120675 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000120675 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120675 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120675 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120675 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000601 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[7]
C000000601 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[7]
C000000601 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[7]
C000000601 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[7]
C000000601 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[7]
C000000601 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[7]
C000000601 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[7]
C000000601 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[7]
C000000601 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[7]
C000000601 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[7]
C000000601 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000000601 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000000601 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000601 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000601 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000601 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000603 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[8]
C000000603 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[8]
C000000603 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[8]
C000000603 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[8]
C000000603 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[8]
C000000603 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[8]
C000000603 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[8]
C000000603 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[8]
C000000603 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[8]
C000000603 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[8]
C000000603 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000000603 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000000603 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000603 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000603 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000603 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000604 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[9]
C000000604 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[9]
C000000604 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[9]
C000000604 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[9]
C000000604 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[9]
C000000604 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[9]
C000000604 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[9]
C000000604 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[9]
C000000604 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[9]
C000000604 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[9]
C000000604 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000000604 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000000604 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000604 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000604 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000604 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071212 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[10]
C000071212 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[10]
C000071212 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[10]
C000071212 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[10]
C000071212 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[10]
C000071212 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[10]
C000071212 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[10]
C000071212 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[10]
C000071212 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[10]
C000071212 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[10]
C000071212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000071212 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000071212 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000071212 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000071212 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071212 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000029663 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[11]
C000029663 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[11]
C000029663 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[11]
C000029663 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[11]
C000029663 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[11]
C000029663 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[11]
C000029663 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[11]
C000029663 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[11]
C000029663 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[11]
C000029663 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[11]
C000029663 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000029663 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000029663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000029663 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029663 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000029663 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000188949 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[12]
C000188949 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[12]
C000188949 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[12]
C000188949 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[12]
C000188949 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[12]
C000188949 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[12]
C000188949 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[12]
C000188949 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[12]
C000188949 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[12]
C000188949 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[12]
C000188949 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000188949 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000188949 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000188949 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000188949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000188949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000605 [Member] | Government National Mortgage Association TBA 5 00 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[13]
C000000605 [Member] | Government National Mortgage Association TBA 5 50 03 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[13]
C000000605 [Member] | Federal Home Loan Mortgage Corp 5 50 05 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[13]
C000000605 [Member] | Galton Funding Mortgage Trust Series 2019 H1 Class B1 3 89 10 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[13]
C000000605 [Member] | OBX Trust Series 2022 NQM7 Class A1 5 11 08 25 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[13]
C000000605 [Member] | Angel Oak Mortgage Trust Series 2022 2 Class M1 4 12 01 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[13]
C000000605 [Member] | UBS Commercial Mortgage Trust Series 2018 C11 Class AS 4 49 06 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[13]
C000000605 [Member] | Federal National Mortgage Association 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[13]
C000000605 [Member] | Federal National Mortgage Association 6 00 06 01 2053 Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[13]
C000000605 [Member] | Federal Home Loan Mortgage Corp 6 00 06 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[13]
C000000605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	67.00%
C000000605 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000000605 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000000605 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000605 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000000605 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000000607 [Member] | Apr152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Jul152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000607 [Member] | Oct152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000607 [Member] | Jan152027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000000607 [Member] | Apr152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jul152027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Oct152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000607 [Member] | Jan152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000000607 [Member] | Apr152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000607 [Member] | Jul152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Oct152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000607 [Member] | Jan152029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000607 [Member] | Apr152029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000000607 [Member] | Jul152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000607 [Member] | Oct152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000607 [Member] | Jan152030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Apr152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Jul152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000000606 [Member] | Oct152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000000606 [Member] | Jan152027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000000606 [Member] | Apr152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jul152027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Oct152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000606 [Member] | Jan152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000000606 [Member] | Apr152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000606 [Member] | Jul152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Oct152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000000606 [Member] | Jan152029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000000606 [Member] | Apr152029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000000606 [Member] | Jul152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000606 [Member] | Oct152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000606 [Member] | Jan152030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Apr152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Jul152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000071213 [Member] | Oct152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000071213 [Member] | Jan152027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000071213 [Member] | Apr152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jul152027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Oct152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071213 [Member] | Jan152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000071213 [Member] | Apr152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000071213 [Member] | Jul152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Oct152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071213 [Member] | Jan152029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000071213 [Member] | Apr152029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000071213 [Member] | Jul152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000071213 [Member] | Oct152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000071213 [Member] | Jan152030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Apr152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Jul152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023119 [Member] | Oct152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023119 [Member] | Jan152027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000023119 [Member] | Apr152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jul152027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Oct152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000023119 [Member] | Jan152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023119 [Member] | Apr152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000023119 [Member] | Jul152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Oct152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023119 [Member] | Jan152029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023119 [Member] | Apr152029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000023119 [Member] | Jul152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023119 [Member] | Oct152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000023119 [Member] | Jan152030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Apr152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Jul152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164285 [Member] | Oct152026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000164285 [Member] | Jan152027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000164285 [Member] | Apr152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jul152027 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Oct152027 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000164285 [Member] | Jan152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000164285 [Member] | Apr152028 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000164285 [Member] | Jul152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Oct152028 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164285 [Member] | Jan152029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000164285 [Member] | Apr152029 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000164285 [Member] | Jul152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164285 [Member] | Oct152029 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000164285 [Member] | Jan152030 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000000611 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[14]
C000000611 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000000611 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[14]
C000000611 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[14]
C000000611 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[14]
C000000611 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[14]
C000217953 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[15]
C000217953 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000217953 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[15]
C000217953 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000217953 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15]
C000217953 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[15]
C000085152 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[16]
C000085152 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000085152 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[16]
C000085152 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[16]
C000085152 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[16]
C000085152 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[16]
C000000609 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[17]
C000000609 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000000609 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[17]
C000000609 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[17]
C000000609 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[17]
C000000609 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[17]
C000085154 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[18]
C000085154 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000085154 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[18]
C000085154 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[18]
C000085154 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[18]
C000085154 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[18]
C000000610 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[19]
C000000610 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000000610 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[19]
C000000610 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[19]
C000000610 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[19]
C000000610 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[19]
C000071214 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[20]
C000071214 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[20]
C000071214 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[20]
C000071214 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[20]
C000071214 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[20]
C000071214 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[20]
C000023120 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[21]
C000023120 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[21]
C000023120 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[21]
C000023120 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[21]
C000023120 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21]
C000023120 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[21]
C000188950 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[22]
C000188950 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[22]
C000188950 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[22]
C000188950 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[22]
C000188950 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[22]
C000188950 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[22]
C000000616 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[23]
C000000616 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[23]
C000000616 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[23]
C000000616 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[23]
C000000616 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[23]
C000000616 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[23]
C000000616 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[23]
C000000616 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[23]
C000000616 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[23]
C000000616 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[23]
C000000616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000616 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000616 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000616 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000616 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000616 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000616 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000616 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000616 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000616 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000616 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000618 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[24]
C000000618 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[24]
C000000618 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[24]
C000000618 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[24]
C000000618 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[24]
C000000618 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[24]
C000000618 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[24]
C000000618 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[24]
C000000618 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[24]
C000000618 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[24]
C000000618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000618 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000618 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000618 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000618 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000618 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000618 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000618 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000618 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000618 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000618 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000619 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[25]
C000000619 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[25]
C000000619 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[25]
C000000619 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[25]
C000000619 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[25]
C000000619 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[25]
C000000619 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[25]
C000000619 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[25]
C000000619 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[25]
C000000619 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[25]
C000000619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000619 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000619 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000619 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000619 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000619 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000619 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000619 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000619 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000619 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000619 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000619 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000071216 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[26]
C000071216 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[26]
C000071216 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[26]
C000071216 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[26]
C000071216 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[26]
C000071216 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[26]
C000071216 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[26]
C000071216 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[26]
C000071216 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[26]
C000071216 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[26]
C000071216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000071216 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000071216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000071216 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000071216 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071216 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000071216 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071216 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071216 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000071216 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071216 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000071216 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000071216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000620 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[27]
C000000620 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[27]
C000000620 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[27]
C000000620 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[27]
C000000620 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[27]
C000000620 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[27]
C000000620 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[27]
C000000620 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[27]
C000000620 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[27]
C000000620 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[27]
C000000620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000000620 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000620 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000620 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000620 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000620 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000620 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000620 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000620 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000620 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000620 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023123 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[28]
C000023123 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[28]
C000023123 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[28]
C000023123 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[28]
C000023123 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[28]
C000023123 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[28]
C000023123 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[28]
C000023123 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[28]
C000023123 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[28]
C000023123 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[28]
C000023123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023123 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000023123 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023123 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023123 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000023123 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023123 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023123 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000023123 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023123 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023123 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023123 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120676 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[29]
C000120676 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%	[29]
C000120676 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[29]
C000120676 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[29]
C000120676 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[29]
C000120676 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[29]
C000120676 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[29]
C000120676 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[29]
C000120676 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[29]
C000120676 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[29]
C000120676 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000120676 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000120676 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000120676 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120676 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120676 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000120676 [Member] | Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000120676 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120676 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000120676 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120676 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000120676 [Member] | Property Types each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000120676 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000621 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[30]
C000000621 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[30]
C000000621 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[30]
C000000621 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[30]
C000000621 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[30]
C000000621 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[30]
C000000621 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[30]
C000000621 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[30]
C000000621 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[30]
C000000621 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[30]
C000000621 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000000621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000621 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000621 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000622 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[31]
C000000622 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[31]
C000000622 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[31]
C000000622 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[31]
C000000622 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000000622 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[31]
C000000622 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[31]
C000000622 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[31]
C000000622 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[31]
C000000622 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[31]
C000000622 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000000622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000622 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000622 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000623 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[32]
C000000623 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[32]
C000000623 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[32]
C000000623 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[32]
C000000623 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000000623 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[32]
C000000623 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[32]
C000000623 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[32]
C000000623 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[32]
C000000623 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[32]
C000000623 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000000623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000623 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000623 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071217 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[33]
C000071217 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[33]
C000071217 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[33]
C000071217 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[33]
C000071217 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[33]
C000071217 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[33]
C000071217 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[33]
C000071217 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[33]
C000071217 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[33]
C000071217 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[33]
C000071217 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000071217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071217 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071217 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000071217 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023124 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[34]
C000023124 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[34]
C000023124 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[34]
C000023124 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[34]
C000023124 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[34]
C000023124 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[34]
C000023124 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[34]
C000023124 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[34]
C000023124 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[34]
C000023124 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[34]
C000023124 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000023124 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023124 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000023124 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120677 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[35]
C000120677 [Member] | BX Trust Series 2021 LGCY Class A 4 93 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[35]
C000120677 [Member] | Avis Budget Rental Car Funding AESOP LLC Series 2022 5A Class A 6 12 04 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[35]
C000120677 [Member] | LG Electronics Inc 5 63 04 24 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[35]
C000120677 [Member] | International Business Machines Corp 4 80 02 10 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[35]
C000120677 [Member] | CarMax Auto Owner Trust Series 2022 4 Class A4 5 70 07 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[35]
C000120677 [Member] | COLT Mortgage Loan Trust Series 2022 5 Class A1 4 55 04 25 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[35]
C000120677 [Member] | BX Commercial Mortgage Trust Series 2021 VOLT Class B 5 38 09 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[35]
C000120677 [Member] | OPEC Fund for International Development The 4 50 01 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[35]
C000120677 [Member] | Goldman Sachs Group Inc The Series W 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[35]
C000120677 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000120677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120677 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120677 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000120677 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029658 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[36]
C000029658 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[36]
C000029658 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[36]
C000029658 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[36]
C000029658 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[36]
C000029658 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[36]
C000029658 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[36]
C000029658 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[36]
C000029658 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[36]
C000029658 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[36]
C000029658 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029658 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000029658 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029658 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029658 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029658 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029658 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029658 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029658 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029660 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[37]
C000029660 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[37]
C000029660 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[37]
C000029660 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[37]
C000029660 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[37]
C000029660 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[37]
C000029660 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[37]
C000029660 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[37]
C000029660 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[37]
C000029660 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[37]
C000029660 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029660 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000029660 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029660 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029660 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029660 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029660 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029660 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029660 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029660 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029661 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[38]
C000029661 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[38]
C000029661 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[38]
C000029661 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[38]
C000029661 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[38]
C000029661 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[38]
C000029661 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[38]
C000029661 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[38]
C000029661 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[38]
C000029661 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[38]
C000029661 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029661 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000029661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029661 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029661 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029661 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029661 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071219 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[39]
C000071219 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[39]
C000071219 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[39]
C000071219 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[39]
C000071219 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[39]
C000071219 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[39]
C000071219 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[39]
C000071219 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[39]
C000071219 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[39]
C000071219 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[39]
C000071219 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000071219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071219 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071219 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071219 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000071219 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029662 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[40]
C000029662 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[40]
C000029662 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[40]
C000029662 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[40]
C000029662 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[40]
C000029662 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[40]
C000029662 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[40]
C000029662 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[40]
C000029662 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[40]
C000029662 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[40]
C000029662 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029662 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000029662 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029662 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029662 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029662 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029662 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029662 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029662 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029662 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120678 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%	[41]
C000120678 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[41]
C000120678 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[41]
C000120678 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[41]
C000120678 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[41]
C000120678 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[41]
C000120678 [Member] | Equity LifeStyle Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[41]
C000120678 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[41]
C000120678 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[41]
C000120678 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[41]
C000120678 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000120678 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000120678 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120678 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120678 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120678 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120678 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120678 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084556 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[42]
C000084556 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[42]
C000084556 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[42]
C000084556 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[42]
C000084556 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[42]
C000084556 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[42]
C000084556 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[42]
C000084556 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[42]
C000084556 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[42]
C000084556 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[42]
C000084556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000084556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084556 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084553 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000084553 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[43]
C000084553 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[43]
C000084553 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[43]
C000084553 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[43]
C000084553 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[43]
C000084553 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[43]
C000084553 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[43]
C000084553 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[43]
C000084553 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[43]
C000084553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000084553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084553 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084553 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095838 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000095838 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[44]
C000095838 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[44]
C000095838 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[44]
C000095838 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[44]
C000095838 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[44]
C000095838 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[44]
C000095838 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[44]
C000095838 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[44]
C000095838 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[44]
C000095838 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000095838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095838 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095838 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084554 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000084554 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[45]
C000084554 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[45]
C000084554 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[45]
C000084554 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[45]
C000084554 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[45]
C000084554 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[45]
C000084554 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[45]
C000084554 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[45]
C000084554 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[45]
C000084554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000084554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084554 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084554 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000084555 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000084555 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[46]
C000084555 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[46]
C000084555 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[46]
C000084555 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[46]
C000084555 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[46]
C000084555 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[46]
C000084555 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[46]
C000084555 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[46]
C000084555 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[46]
C000084555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000084555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000084555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084555 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120680 [Member] | U S Treasury Notes 4 13 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[47]
C000120680 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[47]
C000120680 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[47]
C000120680 [Member] | U S Treasury Notes 4 25 01 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[47]
C000120680 [Member] | Horizon Mutual Holdings Inc 6 20 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[47]
C000120680 [Member] | U S Treasury Notes 4 25 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[47]
C000120680 [Member] | Wells Fargo And Co Class A Series L Conv Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[47]
C000120680 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[47]
C000120680 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[47]
C000120680 [Member] | X Corp Term Loan B 9 50 10 27 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[47]
C000120680 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000120680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120680 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120680 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120680 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120680 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209395 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%	[48]
C000209395 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[48]
C000209395 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[48]
C000209395 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[48]
C000209395 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[48]
C000209395 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[48]
C000209399 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%	[49]
C000209399 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[49]
C000209399 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[49]
C000209399 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[49]
C000209399 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[49]
C000209399 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[49]
C000209396 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%	[50]
C000209396 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[50]
C000209396 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[50]
C000209396 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[50]
C000209396 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[50]
C000209396 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[50]
C000209397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%	[51]
C000209397 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[51]
C000209397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[51]
C000209397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[51]
C000209397 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[51]
C000209397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[51]
C000209398 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	69.20%	[52]
C000209398 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[52]
C000209398 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[52]
C000209398 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[52]
C000209398 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[52]
C000209398 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[52]
C000241067 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[53]
C000241067 [Member] | Allison Transmission Inc 3 75 01 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[53]
C000241067 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[53]
C000241067 [Member] | Melco Resorts Finance Ltd 5 38 12 04 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[53]
C000241067 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[53]
C000241067 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[53]
C000241067 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 95 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[53]
C000241067 [Member] | ZF North America Capital Inc 6 88 04 14 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[53]
C000241067 [Member] | Hilton Domestic Operating Co Inc 6 13 04 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[53]
C000241067 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[53]
C000241067 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000241067 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241067 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[15]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[16]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[17]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[18]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[19]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[20]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[21]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[22]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[49]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[50]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[51]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[52]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[53]	Excluding money market fund holdings, if any.